Financial and capital management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Fair value details of financial instruments measured at amortized cost
The following table provides the fair value details of financial instruments measured at amortized cost in the statements of financial position.

					December 31, 2019		December 31, 2018

	CLASSIFICATION	FAIR VALUE METHODOLOGY	NOTE		CARRYING VALUE	FAIR VALUE	CARRYING VALUE	FAIR VALUE

CRTC tangible benefits obligation	Trade payables and other liabilities and other non-current liabilities	Present value of estimated future cash flows discounted using observable market interest rates	20,	25	29	29	61	61

CRTC deferral account obligation	Trade payables and other liabilities and other non-current liabilities	Present value of estimated future cash flows discounted using observable market interest rates	20,	25	82	85	108	112

Debt securities and other debt	Debt due within one year and long-term debt	Quoted market price of debt	21,	22	18,653	20,905	18,188	19,178

Finance leases (1)	Debt due within one year and long-term debt	Present value of future cash flows discounted using observable market interest rates		22	—	—	2,097	2,304

(1) Upon adoption of IFRS 16 on January 1, 2019, fair value disclosures are no longer required for leases.

Disclosure of fair value measurement of assets
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

				FAIR VALUE
	CLASSIFICATION	NOTE	CARRYING VALUE OF ASSET (LIABILITY)	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
December 31, 2019
Publicly-traded and privately-held investments	Other non-current assets	18	129	2	—	127
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		165	—	165	—
MLSE financial liability(3)	Trade payables and other liabilities	20	(135)	—	—	(135)
Other	Other non-current assets and liabilities		71	1	128	(58)
December 31, 2018
Publicly-traded and privately-held investments	Other non-current assets	18	110	1	—	109
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		181	—	181	—
MLSE financial liability(3)	Trade payables and other liabilities	20	(135)	—	—	(135)
Other	Other non-current assets and liabilities		43	—	114	(71)

(1)	Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.

(2)
Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.

(3)
Represents BCE’s obligation to repurchase the Master Trust Fund’s 9% interest in MLSE at a price not less than an agreed minimum price should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recorded in Other expense in the income statements. The option has been exercisable since 2017.

Disclosure of fair value measurement of liabilities
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

				FAIR VALUE
	CLASSIFICATION	NOTE	CARRYING VALUE OF ASSET (LIABILITY)	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
December 31, 2019
Publicly-traded and privately-held investments	Other non-current assets	18	129	2	—	127
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		165	—	165	—
MLSE financial liability(3)	Trade payables and other liabilities	20	(135)	—	—	(135)
Other	Other non-current assets and liabilities		71	1	128	(58)
December 31, 2018
Publicly-traded and privately-held investments	Other non-current assets	18	110	1	—	109
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		181	—	181	—
MLSE financial liability(3)	Trade payables and other liabilities	20	(135)	—	—	(135)
Other	Other non-current assets and liabilities		43	—	114	(71)

(1)	Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.

(2)
Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.

(3)
Represents BCE’s obligation to repurchase the Master Trust Fund’s 9% interest in MLSE at a price not less than an agreed minimum price should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recorded in Other expense in the income statements. The option has been exercisable since 2017.

Change in allowance for doubtful accounts
The following table provides the change in allowance for doubtful accounts for trade receivables.

	NOTE	2019	2018
Balance, January 1		(51)	(54)
Adoption of IFRS 9		—	(4)
Additions		(114)	(84)
Usage		103	91
Balance, December 31	10	(62)	(51)
The following table provides the change in allowance for doubtful accounts for contract assets.

	NOTE	2019	2018 (1)
Balance, January 1		(73)	(90)
Additions		(28)	(19)
Usage and reversals		33	36
Balance, December 31		(68)	(73)
Current		(32)	(35)
Non-current		(36)	(38)
Balance, December 31	12	(68)	(73)

Details on trade receivables not impaired
The following table provides further details on trade receivables, net of allowance for doubtful accounts.

AT DECEMBER 31	2019	2018
Trade receivables not past due	2,082	2,091
Trade receivables past due, net of allowance for doubtful accounts
Under 60 days	541	508
60 to 120 days	232	304
Over 120 days	64	72
Trade receivables, net of allowance for doubtful accounts	2,919	2,975

Maturity analysis for recognized financial liabilities
The following table is a maturity analysis for recognized financial liabilities at December 31, 2019 for each of the next five years and thereafter.

AT DECEMBER 31, 2019	NOTE	2020	2021	2022	2023	2024	THERE- AFTER	TOTAL
Long-term debt	22	62	2,302	1,762	1,637	1,250	11,688	18,701
Notes payable	21	1,994	—	—	—	—	—	1,994
Lease liabilities		960	858	629	530	418	2,338	5,733
Loan secured by trade receivables	21	1,050	—	—	—	—	—	1,050
Interest payable on long-term debt, notes payable and loan secured by trade receivables		862	772	711	643	580	6,869	10,437
Net interest receipts on cross currency basis swaps		(3)	(2)	(2)	(2)	(2)	(57)	(68)
MLSE financial liability	20	(135)	—	—	—	—	—	(135)
Total		4,790	3,930	3,100	2,808	2,246	20,838	37,712

Details on outstanding foreign currency forward contracts and cross currency basis swaps
The following table provides further details on our outstanding foreign currency forward contracts and options as at December 31, 2019.

TYPE OF HEDGE	BUY CURRENCY	AMOUNT TO RECEIVE	SELL CURRENCY	AMOUNT TO PAY	MATURITY	HEDGED ITEM
Cash flow	USD	1,512	CAD	1,999	2020	Commercial paper
Cash flow	USD	704	CAD	915	2020	Anticipated transactions
Cash flow	PHP	1,944	CAD	49	2020	Anticipated transactions
Cash flow	USD	491	CAD	637	2021	Anticipated transactions
Economic - put options	USD	261	CAD	340	2020	Anticipated transactions
Economic - call options	USD	228	CAD	299	2020	Anticipated transactions
Economic - options (1)	USD	120	CAD	154	2021	Anticipated transactions

(1)	In 2019, we entered into a series of foreign currency options having a leverage provision and a profit cap limitation.

Summary of key ratios	The following table provides a summary of our key ratios.

AT DECEMBER 31	2019	2018
Net debt leverage ratio	2.79	2.72
Adjusted EBITDA to net interest expense ratio	8.54	9.00